6. OTHER FINANCING RECEIVABLES (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Receivables [Abstract]
Minimum financing payments receivable (CeraPay)	$ 113,774	$ 12,614
Minimum financing payments receivable (Peer Stores)	1,353	17,543
Less: Allowance for doubtful accounts	(14)	(175)
Net minimum financing payments receivable	115,113	29,982
Less: unearned interest income	(17)	(581)
Other financing receivables	$ 115,096	$ 29,401